UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2009
DATE OF REPORTING PERIOD: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS September 30, 2009 (UNAUDITED)

Calamos Growth and Income Portfolio

 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (37.3%)
		Consumer Discretionary (1.8%)
270,000		Best Buy Company, Inc. 2.250%, 01/15/22	$281,475
110,000		International Game Technology* 3.250%, 05/01/14	144,788

			426,263

		Energy (4.1%)
100,000		Cameron International Corp. 2.500%, 06/15/26	128,500
		Chesapeake Energy Corp.
200,000		2.750%, 11/15/35	203,250
105,000		2.500%, 05/15/37	96,469
80,000		2.500%, 05/15/37	73,500
155,000		Schlumberger, Ltd. - Series B 2.125%, 06/01/23	243,350
250,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	239,375

			984,444

		Financials (1.8%)
300,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	283,125
110,000		Leucadia National Corp. 3.750%, 04/15/14	138,463

			421,588

		Health Care (8.2%)
340,000		Amgen, Inc. 0.375%, 02/01/13	345,525
120,000		Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	116,850
300,000		Gilead Sciences, Inc. 0.500%, 05/01/11	380,625
305,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	297,756
200,000		Life Technologies Corp. 3.250%, 06/15/25	231,250
90,000		Mylan, Inc. 1.250%, 03/15/12	88,538
		Teva Pharmaceutical Industries, Ltd.
265,000		0.250%, 02/01/26	302,762
150,000		0.500%, 02/01/24	204,000

			1,967,306

		Industrials (3.6%)
190,000		AGCO Corp. 1.250%, 12/15/36	182,875
340,000		Danaher Corp. 0.000%, 01/22/21	338,725
110,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	113,300
135,000		SunPower Corp. 1.250%, 02/15/27	119,137
135,000		Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	106,650

			860,687

		Information Technology (14.0%)
220,000		CA, Inc. 1.625%, 12/15/09	248,875
645,000		EMC Corp. 1.750%, 12/01/13	797,381
		Intel Corp.
175,000		3.250%, 08/01/39*	187,906
87,000		2.950%, 12/15/35	78,083
570,000		Network Appliance, Inc. 1.750%, 06/01/13	619,875
284,000		Nuance Communications, Inc. 2.750%, 08/15/27	302,815
250,000		ON Semiconductor Corp. 2.625%, 12/15/26	270,000
110,000		Seagate Technology 2.375%, 08/15/12	119,075
		Symantec Corp.
300,000		1.000%, 06/15/13	321,750
150,000		0.750%, 06/15/11	159,000
300,000		VeriSign, Inc. 3.250%, 08/15/37	261,750

			3,366,510

		Materials (3.8%)
95,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	113,287
100,000		Anglo American, PLC 4.000%, 05/07/14	140,000
		Newmont Mining Corp.
305,000		1.625%, 07/15/17	357,994
210,000		1.250%, 07/15/14	250,950
50,000		3.000%, 02/15/12	60,250

			922,481

		TOTAL CONVERTIBLE BONDS (Cost $7,842,748)	8,949,279

SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
Sovereign Bonds (1.2%)
125,000	AUD	Government of Australia 6.250%, 06/15/14	115,045
135,000	CAD	Government of Canada 2.000%, 12/01/14	122,586
60,000	NZD	Government of New Zealand 6.500%, 04/15/13	45,473

		TOTAL SOVEREIGN BONDS	283,104

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.1%)#
		Information Technology (0.1%)
		EMC Corp.
40		Call, 01/16/10, Strike $15.00	$10,140
30		Call, 01/16/10, Strike $17.50	3,075
20		Linear Technology Corp. Call, 01/16/10, Strike $35.00	250

		TOTAL PURCHASED OPTIONS	13,465

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $320,056)	296,569

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (14.8%)
		Consumer Staples (3.6%)
13,600		Archer Daniels Midland Company 6.250%	542,640
530		Bunge, Ltd. 5.125%	330,588

			873,228

		Financials (3.1%)
4,900		Affiliated Managers Group, Inc. 5.150%	152,512
2,900		American International Group, Inc. 8.500%	33,495
440		Bank of America Corp. 7.250%	373,996
200		Wells Fargo & Company 7.500%	178,600

			738,603

		Health Care (3.5%)
455		Mylan, Inc. 6.500%	471,193
1,570		Schering-Plough Corp. 6.000%	381,039

			852,232

		Materials (4.6%)
5,575		Freeport-McMoRan Copper & Gold, Inc. 6.750%	574,225
11,800		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	542,918

			1,117,143

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,955,631)	3,581,206

COMMON STOCKS (44.4%)
		Consumer Discretionary (3.9%)
4,293		Amazon.com, Inc.#	400,795
2,300		Apollo Group, Inc. - Class A#	169,441
3,700		Nike, Inc. - Class B	239,390
6,000		Starbucks Corp.#	123,900

			933,526

		Energy (16.9%)
5,500		Apache Corp.	505,065
8,054		Cameron International Corp.#	304,602
3,425		Devon Energy Corp.	230,605
7,120		ENSCO International, Inc.	302,885
12,000		Halliburton Company	325,440
12,800		Noble Corp.	485,888
6,950		Noble Energy, Inc.	458,422
18,415		Pride International, Inc.#	560,553
3,700		Schlumberger, Ltd.	220,520
6,250		Smith International, Inc.	179,375
3,500	CAD	Suncor Energy, Inc.	122,262
4,200		Transocean, Ltd.#	359,226

			4,054,843

		Financials (4.0%)
1,165		BlackRock, Inc.	252,595
2,500		Franklin Resources, Inc.	251,500
1,400		Goldman Sachs Group, Inc.	258,090
4,600		T. Rowe Price Group, Inc.	210,220

			972,405

		Health Care (2.5%)
1,315		Alcon, Inc.	182,351
4,400		Johnson & Johnson	267,916
2,320		Novo Nordisk, A/S	146,044

			596,311

		Industrials (4.1%)
6,500	CHF	ABB, Ltd.#	130,705
6,900		Emerson Electric Company	276,552
5,500		Honeywell International, Inc.	204,325
1,600		L-3 Communications Holdings, Inc.	128,512
4,125		United Technologies Corp.	251,336

			991,430

		Information Technology (11.9%)
7,250		Accenture, PLC	270,207
18,640		Cisco Systems, Inc.#	438,786
19,175		eBay, Inc.#	452,722
8,145		Infosys Technologies, Ltd.	394,951
7,940		Intuit, Inc.#	226,290
16,405		Microsoft Corp.	424,725
6,750		Nintendo Company, Ltd.	216,745
20,900		Oracle Corp.	435,556

			2,859,982

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Materials (0.5%)
3,000	Barrick Gold Corp.	$113,700

	Telecommunication Services (0.6%)
3,500	América Móvil, SAB de CV	153,405

	TOTAL COMMON STOCKS (Cost $9,920,959)	10,675,602

SHORT-TERM INVESTMENT (1.4%)
340,083	Fidelity Prime Money Market Fund - Institutional Class (Cost $340,083)	340,083

TOTAL INVESTMENTS (99.2%) (Cost $21,379,477)		23,842,739

OTHER ASSETS, LESS LIABILITIES (0.8%)		183,321

NET ASSETS (100.0%)		$24,026,060

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At September 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $332,694 or 1.4% of net assets.
#	Non-income producing security.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
NZD	New Zealand Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999 consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

Investments. The following information is presented on a federal income tax basis as of September 30, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost basis of investments	$21,387,552

Gross unrealized appreciation	$3,530,958
Gross unrealized depreciation	$(1,075,771)

Net unrealized appreciation (depreciation)	$2,455,187

NOTE 3

Synthetic Convertible Instruments. The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4

Securities Lending. The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2009, the Portfolio did not have any securities that were on loan to broker-dealers or banks.

NOTE 5

Valuations. Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining the fair value).

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

Value of
Investment
Valuation Inputs	Securities

Level 1 — Quoted Prices
Common Stocks	$10,544,897
Convertible Preferred Stocks	3,098,106
Purchased Options	13,465
Short Term Investments	340,083
Level 2 — Other significant observable inputs
Common Stocks	130,705
Convertible Bonds	8,949,279
Convertible Preferred Stocks	483,100
Sovereign Bonds	283,104
Level 3 — Significant unobservable inputs	0

Total	$23,842,739

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 3, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	November 3, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 3, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	November 3, 2009